Trade and Other Receivables and Long-Term Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and Other Receivables

	September 30, 2022	December 31, 2021
Trade receivables from contracts with customers	$2,239,790	$14,204,320
Unbilled revenue (Note 4)	917,989	756,042
Indirect taxes receivable	175,603	148,200
Income taxes receivable	60,530	2,217
Other receivables	598,213	919,954
Contract asset	25,118	86,777
Loss allowance	(1,139,880)	(1,550,535)

Total trade and other receivables - current 1	$2,877,363	$14,566,975

1	See Note 15 for the impact of the deconsolidation of a subsidiary.

	December 31, 2021	December 31, 2020

Trade receivables from contracts with customers	$14,204,320	$10,182,229

Unbilled revenue (Note 5)	756,042	554,740

Indirect taxes receivable	148,200	341,583

Income taxes receivable	2,217	594,036

Other receivables	919,954	961,714

Contract asset 1	86,777	153,178

Loss allowance (Note 26(b))	(1,550,535)	(474,666)

Total trade and other receivables - current	$14,566,975	$12,312,814

Summary of Long-Term Receivables

	September 30, 2022	December 31, 2021
Current portion of long-term receivables 1	$201,331	$397,060
Non-current portion of long-term receivables 2	6,171	343,371

Total long-term receivables	$207,502	$740,431

1	Net of expected credit loss allowance of $97,407 at September 30, 2022 (December 31, 2021 - $95,064).
2	Net of expected credit loss allowance of $61,619 at September 30, 2022 (December 31, 2021 - $61,619).

	December 31, 2021	December 31, 2020

Current portion of long-term receivables 1	$397,060	$445,213

Non-current portion of long-term receivables 2	343,371	2,091,059

Total long-term receivables	$740,431	$2,536,272

1	Net of expected credit loss allowance of $95,064 at December 31, 2021 and $131,364 at December 31, 2020 (Note 26(b)).

2	Net of expected credit loss allowance of $61,619 at December 31, 2021 and nil at December 31, 2020 (Note 26(b)).